Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Employee Benefit Expense
	2020	2019	2018
Payroll, profit sharing and bonuses	5,407,990	2,315,517	2,350,182
Pension Plan	186,373	93,528	41,923
Share-based payments (note 28.1)	163,345	58,855	40,505
Charges on restricted shares (note 28.1)	68,617	59,753	22,428
Health care, food and other benefits	684,992	253,510	177,135
Charges, taxes and social contributions	635,248	231,384	181,240
INSS	188,131	171,615	156,912
Total	7,334,696	3,184,162	2,970,325

Summary of Number and Weighted Average Number of Shares

The changes in the number of outstanding stock options and their related weighted-average prices, as well as variations in the amount of restricted stocks, share are as follows:

	Stock Option Plan and Strategy Acceleration Plan
	Average exercise price per option[1] - R$	Options (thousands)[1]
Balance as of December 31, 2019	16.51	17,568
Arising from the acquisition of Avon (note 4)	0.01	1,994
Granted	0.01	117
Expired / Cancelled	21.25	(167)
Exercised	16.65	(2,267)
Balance as of December 31, 2020	16.49	17,245

	Restricted shares (thousands)[1]	Performance shares (thousands)[2]
Balance as of December 31, 2019	3,092	688
Granted	5,026	-
Expired	(22)	(51)
Exercised	(1,136)	-
Balance as of December 31, 2020	6,960	637

a)	The number of restricted shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.
b)	The number of performance shares granted, expired and exercised are shown considering the split of shares approved at the General Meeting on September 17, 2019.

Summary of Terms and Conditions of Share-based Payment Arrangement

The outstanding stock options and the restricted stock as at the end of the period have the following maturity dates and exercise prices:

As of December 31, 2020 - restricted shares

Grant date	Conditions for acquiring the rights from grant date	Exercise price - R$	Fair value – R$	Existing options (thousands) ¹	Remaining contractual life (years)	Vested options (thousands)
March 18, 2013	4 years of service	37.60	6.05	300	0.2	300
March 17, 2014	4 years of service	25.16	4.27	96	1.2	96
March 16, 2015	From 2 to 4 years of service	13.60	4.85 to 5.29	184	2.2	184
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service	12.90	6.20 to 6.23	1,020	2.6	1,020
March 15, 2016	From 2 to 4 years of service	12.84	7.16 to 7.43	184	3.3	182
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service	11.41	6.84 to 6.89	1,924	3.6	606
March 10, 2017	From 2 to 4 years of service	12.59	6.65 to 6.68	598	4.3	272
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service	12.59	6.87 to 6.89	2,210	4.3	-
March 12, 2018	From 2 to 4 years of service	16.96	7.96 to 8.21	1,846	5.3	488
March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service	12.16 to 16.96	8.21 to 9.67	3,800	5.3	-
April 12, 2019	From 3 to 4 years of service	23.54	11.71 to 11.82	1,636	6.3	-
April 12, 2019 (Strategy acceleration)	From 4 to 5 years of service	23.54	11.51 to 11.71	1,900	6.3	-
Between December 31, 2002 to May 09, 2017	1 year of service	0.01	19.80	65	-	65
Between March 14 to December 17, 2018	From 1 to 3 years of service	0.01	19.70	319	0.4	55
Between March 13 to December 16, 2019	From 1 to 3 years of service	0.01	19.58	1,046	0.2 to 1.4	33
June 8, 2020	1 year of service	0.01	16.86	117	0.7	104
				17,245		3,405

¹ The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

As of December 31, 2020 – Restricted shares

Grant date	Conditions for acquiring the rights from grant date	Existing stock (thousands) [1]	Fair value (R$)	Remaining contractual life (years)
March 10, 2017	From 2 to 4 years of service	208	11.69 to 12.51	0.4
March 12, 2018 – Plan I	From 2 to 4 years of service	470	15.18 to 15.9	0.5 to 1.5
March 12, 2018 – Plan III	From 1 to 3 years of service	74	15.54 to 16.27	0.5
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service	4	15.54 to 16.28	0.4
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service	50	12.24 to 13.13	0.5 to 1.5
April 12, 2019 – Plan I	From 2 to 4 years of service	814	21.62 to 22.53	0.5 to 2.5
April 12, 2019 – Plan II	From 1 to 3 years of service	312	22.14 to 22.85	0.5 to 1.5
March 27, 2020 – Co-Investment Plan	From 1 to 3 years of service	1,789	29.00	0.5 to 2.5
September 29, 2020 – Long-term Incentive Plan	From 3 to 4 years of service	3,239	73.46	3 to 4
		6,960

¹ The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

As of December 31, 2020 – Performance shares

Grant date	Conditions for acquiring the rights from grant date	Existing shares (thousands) ¹	Fair value (R$)	Remaining contractual life (years)	Undelivered shares (thousands)
May 21, 2019	From 3 to 4 years of service as from the grant date and fulfilment of the performance conditions	637	23.10 to 45.70	1.5 to 2.5	-
		637			-

¹ The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.